Loans from Banking Corporations (Details) - Jan. 31, 2024 ₪ in Thousands, $ in Thousands	USD ($)	ILS (₪)
Loans from Banking Corporations [Abstract]
Canceling the bank’s warrants	$ 165,000	₪ 600,000